Long Term Investment (Details) - Schedule of long term investment	12 Months Ended
Sep. 30, 2022 USD ($)
Schedule Of Long Term Investment [Abstract]
Balance
Acquisition of AEGC (Note 3)	4,828,123
Additional investment	258,290
Balance	$ 5,086,413